UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 118.7%

Alabama — 2.0%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$1,665	$1,815,599
Senior Lien, Series A (AGM), 5.25%, 10/01/48	3,175	3,494,691
Sub-Lien, Series D, 6.00%, 10/01/42	7,410	8,502,975

		13,813,265
Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	295	295,366

Arizona — 2.7%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	3,575	3,668,808
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	8,583,171
5.00%, 12/01/37	5,000	5,930,000

		18,181,979
California — 11.1%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	4,425	4,597,487
Sutter Health, Series B, 6.00%, 08/15/20(b)	6,465	7,051,699
California Health Facilities Financing Authority, Refunding RB, Series A:
Dignity Health, 6.00%, 07/01/19(b)	3,155	3,289,245
St. Joseph Health System, 5.00%, 07/01/33	2,560	2,857,933
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	305	333,810
5.25%, 08/15/49	770	837,059
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 02/01/36	670	747,492
5.00%, 02/01/37	505	561,439
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	6,900	7,308,963

Security	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 5.13%, 07/01/19(b)	$2,300	$2,377,510
Loma Linda University Medical Center, 5.00%, 12/01/41(a)	1,100	1,166,429
Loma Linda University Medical Center, 5.00%, 12/01/46(a)	955	1,009,397
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series A, 6.00%, 05/01/43	3,285	3,285,887
City of Los Angeles California Department of Airports, ARB, Subordinate, Series C, AMT, 5.00%, 05/15/44(c)	1,635	1,844,198
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 05/15/39	1,605	1,649,780
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A:
6.25%, 10/01/38	405	478,775
6.25%, 10/01/40	335	395,313
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1:
Senior, 5.13%, 06/01/47	6,205	6,228,269
Tobacco Settlement Bonds, 5.25%, 06/01/47	2,095	2,177,983
State of California, GO:
(AMBAC), 5.00%, 04/01/31	10	10,030
Various Purpose, 6.50%, 04/01/19(b)	7,625	7,890,731
Various Purpose, 6.50%, 04/01/33	6,450	6,660,786
Various Purposes, 6.00%, 03/01/33	5,085	5,435,204
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,605	1,800,280
Sub-Series I-1, 6.38%, 11/01/19(b)	2,385	2,532,965
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 06/01/25	855	859,600
5.00%, 06/01/37	1,775	1,784,550

		75,172,814
Colorado — 0.9%
Denver Connection West Metropolitan District, GO, Series A, 5.38%, 08/01/47	1,250	1,251,775

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado (continued)
University of Colorado, RB, Series A(b):
5.25%, 06/01/19	$2,250	$2,319,345
5.38%, 06/01/19	1,250	1,289,800
5.38%, 06/01/19	830	856,427

		5,717,347
Connecticut — 0.8%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,770	2,879,221
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 07/01/20(b)	2,225	2,365,264

		5,244,485
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,305	2,448,602
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	2,430	2,655,820
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	8,275	8,625,115

		13,729,537
District of Columbia — 4.5%
District of Columbia, Refunding RB, Georgetown University:
5.00%, 04/01/35	910	1,037,482
Issue, 5.00%, 04/01/42	1,050	1,182,668
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	4,440	4,748,891
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/31(d)	8,350	5,028,370
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/32(d)	15,000	8,631,450
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	2,425	2,510,020

Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB (continued):
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33(d)	$13,410	$7,366,381

		30,505,262
Florida — 5.7%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	2,145	2,365,291
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19(b)	6,900	7,233,822
County of Alachua Florida Health Facilities Authority, RB, Shands Teaching Hospital and Clinics, Series A, 5.00%, 12/01/44	4,825	5,206,947
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/47	615	687,269
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18(b)	2,155	2,169,029
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,790	3,037,668
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	8,070,353
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	6,150	7,134,861
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(e)(f)	3,430	2,537,958

		38,443,198
Georgia — 1.8%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	1,980	2,222,748
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	6,660	6,797,729
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	1,075	1,230,681

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Georgia (continued)
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	$1,700	$1,769,530

		12,020,688
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	2,760	2,928,084

Idaho — 1.5%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	10,000	10,040,600

Illinois — 16.1%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 03/01/27	1,000	1,000,870
Chicago Board of Education, GO, Series D:
Dedicated Revenues, Series H, 5.00%, 12/01/36	460	474,863
Project, Series C, 5.25%, 12/01/35	3,095	3,221,431
Chicago Board of Education, GO, Refunding, Dedicated Revenues, 5.00%, 12/01/25	1,735	1,826,174
Chicago Board of Education, GO, Refunding Dedicated Revenues:
5.00%, 12/01/31	1,000	1,047,010
Series F, 5.00%, 12/01/22	1,305	1,365,865
Series G, 5.00%, 12/01/34	455	471,799
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	3,570	3,656,394
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 01/01/32	6,390	6,733,782
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
5.63%, 01/01/21(b)	3,390	3,693,202
5.63%, 01/01/35	810	874,257
Series A, 5.75%, 01/01/21(b)	2,940	3,211,597
Series A, 5.75%, 01/01/39	560	606,474
Series C, 6.50%, 01/01/21(b)	11,920	13,231,319
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,130	2,271,666
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,635	1,725,890
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/47	425	458,966
5.00%, 02/15/50	210	225,956

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	$1,970	$2,131,501
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	3,235	3,388,857
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/47(d)	27,225	7,512,739
Series B (AGM), 5.00%, 06/15/50	12,435	12,890,370
Series B-2, 5.00%, 06/15/50	5,085	5,180,089
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	2,730	3,005,075
6.00%, 06/01/21	2,335	2,602,334
State of Illinois, GO:
5.50%, 07/01/38	4,000	4,210,440
5.00%, 02/01/39	3,195	3,300,307
Series A, 5.00%, 04/01/38	2,510	2,583,392
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)	1,275	1,316,119
State of Illinois Toll Highway Authority, RB, Series C:
Senior, 5.00%, 01/01/36	5,435	6,011,327
5.00%, 01/01/37	5,815	6,413,887
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	2,045	2,215,471

		108,859,423
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	1,635	1,905,462
7.00%, 01/01/44	3,950	4,632,678
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,665	7,280,646
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	910	968,568
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	3,015	3,200,664
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	840	899,539
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	1,690	1,767,334

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(b)	$5,450	$5,622,165
5.75%, 05/01/31	1,195	1,233,109
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	2,230	2,272,794
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,580	2,853,609

		32,636,568
Iowa — 1.8%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(g)	5,720	6,077,843
Midwestern Disaster Area, 5.50%, 12/01/22	15	15,123
Midwestern Disaster Area, 5.25%, 12/01/25	940	1,003,760
Midwestern Disaster Area, 5.88%, 12/01/26(a)	835	877,510
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,540	1,605,727
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 06/01/34	2,695	2,722,920

		12,302,883
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C(b):
5.75%, 11/15/19	95	99,772
5.75%, 11/15/19	4,285	4,511,505

		4,611,277
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	2,055	2,194,761
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM), 5.00%, 12/01/45	2,625	2,924,959

Security	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(h)	$2,485	$2,329,389

		7,449,109
Louisiana — 1.9%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 02/01/19(b)	1,610	1,641,008
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 01/01/41	1,260	1,312,832
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	2,055	2,159,743
5.25%, 05/15/31	1,750	1,868,440
5.25%, 05/15/32	2,240	2,426,525
5.25%, 05/15/33	2,430	2,613,368
5.25%, 05/15/35	1,025	1,103,966

		13,125,882
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A:
5.00%, 07/01/19(b)	980	1,010,184
5.00%, 07/01/39	2,160	2,215,382

		3,225,566
Maryland — 0.7%
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 07/01/34	1,347	1,352,038
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	880	945,270
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	1,545	1,609,380
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	880	995,192

		4,901,880
Massachusetts — 1.5%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 07/01/29	3,250	4,035,753

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(a)	$4,565	$4,601,520
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 07/01/19(b)	1,640	1,692,037

		10,329,310
Michigan — 4.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	8,995	9,775,047
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	1,545	1,646,120
5.50%, 05/15/36	1,250	1,317,300
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	1,830	1,968,366
Henry Ford Health System, 4.00%, 11/15/46	20	19,965
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(b)	6,085	6,402,637
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.00%, 09/01/18(b)	2,000	2,010,740
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(b)	6,365	6,400,453

		29,540,628
Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 09/01/19(b)	280	291,584

Missouri — 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	510	562,657
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	5,470	6,115,460

Security	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB (continued):
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	$510	$546,159

		7,224,276
Nebraska — 0.4%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	1,670	1,842,294
5.00%, 09/01/42	925	1,011,524

		2,853,818
New Jersey — 6.6%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	3,490	3,740,791
5.25%, 11/01/44	3,180	3,403,045
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	2,250	2,272,703
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 09/15/19	890	906,189
Continental Airlines, Inc. Project, 5.25%, 09/15/29	975	1,059,689
Kapkowski Road Landfill Project, Series B, 6.50%, 04/01/31	2,500	2,847,225
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	3,040	3,259,093
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(b)	1,150	1,283,377
Series A, 5.00%, 01/01/43	685	744,992
Series E, 5.00%, 01/01/45	5,425	6,010,249
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(d)	7,395	3,437,122
Transportation Program, Series AA, 5.00%, 06/15/44	1,360	1,435,548
Transportation Program, Series AA, 5.00%, 06/15/44	2,515	2,634,236
Transportation System, Series A, 5.50%, 06/15/41	3,630	3,796,073
Transportation System, Series B, 5.25%, 06/15/36	4,990	5,202,674
Tobacco Settlement Financing Corp. New Jersey, Refunding RB:
Series A, 5.25%, 06/01/46	1,120	1,254,075

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB (continued):
Sub-Series B, 5.00%, 06/01/46	$1,585	$1,698,042

		44,985,123
New York — 9.8%
City of New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	4,235	4,590,401
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	3,700	3,840,637
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	457	486,342
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,070	4,035,079
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	1,945	2,210,901
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,960	5,601,923
5.25%, 11/15/39	1,765	1,992,420
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Series B, 5.00%, 11/15/19(b)	4,910	5,129,919
Series C-1, 5.25%, 11/15/56	9,940	11,211,823
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	2,230	2,410,162
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	2,480	2,613,325
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	8,145	8,593,301
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	705	773,195
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	1,760	1,935,366

Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	$1,525	$1,651,163
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,625	2,864,111
6.00%, 12/01/42	1,485	1,619,556
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series, 5.00%, 11/15/47	3,925	4,491,888

		66,051,512
North Carolina — 1.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,140	1,190,536
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(b)	2,000	2,058,360
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 07/01/35	2,970	3,320,044
Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	1,210	1,386,092

		7,955,032
Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	9,385	9,465,711
County of Allen Ohio Hospital Facilities, Refunding RB, Mercy Health, Series A, 4.00%, 11/01/44	4,160	4,203,389
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	1,380	1,501,371
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	840	944,471
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.00%, 05/01/19(b)	990	1,015,403

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
County of Montgomery Ohio, Refunding RB, Catholic Health (continued):
Series A, 5.00%, 05/01/39	$1,850	$1,877,195
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	1,685	1,834,594

		20,842,134
Oklahoma — 1.0%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/57	2,460	2,795,224
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	4,115	4,263,716

		7,058,940
Pennsylvania — 3.6%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	5,250	5,428,868
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B, 5.00%, 07/01/47	945	1,046,606
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	1,325	1,430,629
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	215	241,430
5.00%, 06/01/34	285	319,029
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	1,185	1,184,964
5.00%, 09/01/43	2,610	2,914,196
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,765	1,917,284
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,805	3,947,611
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	3,210	3,384,688

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	$2,305	$2,527,110

		24,342,415
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	3,870	3,895,232
5.63%, 05/15/43	3,690	3,722,177

		7,617,409
Rhode Island — 2.9%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(e)(f)	4,155	747,900
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	8,215	8,364,513
5.00%, 06/01/50	9,875	10,303,575

		19,415,988
South Carolina — 4.3%
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	6,695	7,141,891
AMT, 5.25%, 07/01/55	2,690	2,983,748
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	8,090	8,811,547
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	9,550	10,326,702

		29,263,888
Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	2,855	3,049,169
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	1,440	1,590,235

		4,639,404
Texas — 7.7%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	4,365	4,808,658
Sub-Lien, 5.00%, 01/01/33	725	779,846
City of Houston Texas Airport System, RB, AMT, Series B-1, 5.00%, 07/15/30	3,600	3,902,904

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 07/01/39	$3,100	$3,106,541
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,200	2,378,508
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	1,525	1,696,639
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 01/01/23(b)	485	584,444
6.38%, 01/01/33	460	515,435
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	4,320	4,570,906
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(b)	1,000	1,048,330
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(d)	4,110	1,761,875
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/38	1,910	2,116,051
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	5,260	6,007,130
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	6,000	6,500,640
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,255	6,640,746

Security	Par (000)	Value
Texas (continued)
University of Texas System, Refunding RB, Permanent University Fund, Series B, 4.00%, 07/01/41	$5,500	$5,696,240

		52,114,893
Utah — 0.3%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	1,920	2,140,397

Virginia — 2.5%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(b):
5.50%, 05/15/19	2,195	2,262,781
5.50%, 05/15/19	4,075	4,202,466
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	2,330	2,773,003
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	3,270	3,522,150
6.00%, 01/01/37	3,900	4,313,712

		17,074,112
Washington — 1.5%
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.00%, 05/01/42	3,120	3,482,326
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,565	1,712,219
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	4,745	5,190,176

		10,384,721
Wisconsin — 2.9%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(b)	14,300	14,783,626
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	4,970	5,159,506

		19,943,132
Wyoming — 1.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	6,195	6,419,507

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wyoming (continued)
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 01/01/19(b)	$595	$603,723

		7,023,230

Total Municipal Bonds — 118.7% (Cost — $755,089,798)		804,297,159

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 9.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge, 4.00%, 04/01/42(j)	6,496	6,809,155
Series F-1, 5.63%, 04/01/19(b)	6,582	6,771,231
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(b)(j)	5,308	5,342,616
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	19,080	19,924,926
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	11,973	12,630,069
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	6,494	7,376,815
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/33(b)	2,154	2,235,638

		61,090,450
Colorado — 1.8%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(j)	4,299	4,409,973

Security	Par (000)	Value
Colorado (continued)
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	$7,820	$7,978,433

		12,388,406
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	11,448	12,249,588

Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 09/01/18(b)	6,398	6,416,835

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	3,000	3,079,260

Massachusetts — 1.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	4,333	4,444,206
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,607	4,960,021

		9,404,227
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(b)(j)	4,049	4,172,936

New York — 7.6%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	3,195	3,299,168
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(j)	3,260	3,564,898
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	21,629	23,680,567
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	13,081	14,532,462

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	$5,400	$6,150,960

		51,228,055
North Carolina — 1.3%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series B, 5.00%, 10/01/55	5,290	5,936,147
Wake Forest University, 5.00%, 01/01/19(b)	3,120	3,166,472

		9,102,619
Ohio — 4.2%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 01/01/19(b)	27,896	28,369,817

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,877	5,570,351

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	3,272	3,311,396

Texas — 4.4%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	5,060	5,524,457
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,920	7,491,454
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	4,335	4,376,573
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	5,700	5,787,362

Security	Par (000)	Value
Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$6,243	$6,836,001

		30,015,847
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	7,303	7,560,229

Virginia — 1.0%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	6,392,633

Wisconsin — 2.6%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	5,950	6,013,959
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(b)(j)	11,456	11,743,097

		17,757,056

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.6% (Cost — $258,908,058)		268,109,705

Total Long-Term Investments — 158.3% (Cost — $1,013,997,856)		1,072,406,864

	Shares
Short-Term Securities — 1.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.85%(k)(l)	7,689,464	7,691,002

Total Short-Term Securities — 1.1% (Cost — $7,690,243)		7,691,002

Total Investments — 159.4% (Cost — $1,021,688,099)		1,080,097,866
Other Assets Less Liabilities — 0.7%		5,300,216
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.1)%		(156,585,788)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (37.0)%		(251,036,376)

Net Assets Applicable to Common Shares — 100.0%		$677,775,918

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Fund, Inc. (MYD)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2018 to April 1, 2025, is $28,449,394.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 04/30/18	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,484,552	4,204,912	7,689,464	$7,691,002	$16,506	$577	$759

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Fund, Inc. (MYD)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	73	09/19/18	$8,718	$19,797
Long U.S. Treasury Bond	214	09/19/18	30,595	(80,193)
5-Year U.S. Treasury Note	61	09/28/18	6,901	11,901

				$(48,495)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,072,406,864	$—	$1,072,406,864
Short-Term Securities	7,691,002	—	—	7,691,002

	$7,691,002	$1,072,406,864	$—	$1,080,097,866

12

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniYield Fund, Inc. (MYD)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$31,698	$—	$—	$31,698
Liabilities:
Interest rate contracts	(80,193)	—	—	(80,193)

	$(48,495)	$—	$—	$(48,495)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(156,183,031)	$—	$(156,183,031)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

	$—	$(407,583,031)	$—	$(407,583,031)

During the period ended July 31, 2018, there were no transfers between levels.

13

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: September 20, 2018